Other financial instruments	12 Months Ended
Dec. 31, 2025
Other Financial Instruments
Other financial instruments

16	Other financial instruments

Accounting policy

Derivatives are initially recognized at fair value as at the date on which a derivative contract is entered into and are subsequently measured at fair value. Derivatives are only used for risk mitigation purposes and not as speculative investments. When derivatives do not meet the hedge accounting criteria, they are classified as held for trading and accounted for at fair value through profit or loss.

For derivatives that meet the hedge accounting criteria, the Company documents at the inception of the hedging transaction of the relationship between hedging instruments and hedged items, as well as its risk management objectives and strategy for undertaking the hedge transactions. The Company also documents its assessment, both at hedge inception and on an ongoing basis, whether the derivatives that are used in hedging transactions and accounted for as hedge accounting were, and will continue to be, highly effective in offsetting changes in the fair value or cash flow of hedged items.

(i)	Derivative financial instruments designated as cash flow hedge

Derivatives are classified as cash flow hedges when they are linked to a highly probable forecast transaction. The Company applies this classification to its concentrate sales hedging program (“Strategic Hedge”) and certain strategies related to its mismatches of quotational period (“QP”) hedging program (“Book Hedge”).

The hedge ratio is 1:1 for both hedging programs, as the quantity of purchase or sales designated as being hedged matches the notional amount of the hedging instrument. Since these operations involve highly probable future purchase and/or sales that are not yet recognized, the related risk stems from the volatility of cash flows; therefore, the exposure is treated exclusively as a cash flow hedge.

The Company assesses, on an ongoing basis, that a clear economic relationship exists between the hedging instruments and the hedged items, and that the hedge ratios applied are consistent with its risk management strategy.

Derivative financial instruments are initially recognized at fair value on the trade date and subsequently measured at fair value at each reporting date.

For qualifying cash flow hedges:

•	the effective portion of changes in the fair value of the hedging instruments is recognized in Other Comprehensive Income (OCI) and accumulated in equity; and
•	the amounts accumulated in equity are reclassified to income statement in the same period(s) and during which the hedged forecast gold and silver sales affect income statement, while gains or losses related to the non-effective portion are immediately recognized as “Other income and expenses, net” in the income statement.

When a hedging instrument expires, is sold or no longer meets the criteria for hedge accounting, any cumulative gain or loss existing in shareholders’ equity at that time remains in shareholders’ equity and is recognized when the forecast transaction is ultimately recognized in the income statement. When a forecasted transaction is no longer expected to occur, the cumulative gain or loss that was previously accounted in shareholders’ equity is immediately transferred to the income statement within “Other income and expenses, net”.

Any ineffective portion, if any, is recognized immediately in the income statement.

The main sources of hedge ineffectiveness identified:

•	Changes in the hedged item, such as modifications in the estimates of future cash flows related to customer revenues.
•	Forecast projections of purchases and sales at the time of hedge contracts that later prove to be different from what was actually purchased/sold.
•	Variations in the counterparty’s credit risk, which may impact its ability to meet contractual obligations.
•	Differences between the hypothetical derivative and the actual hedging instrument (ZCC), which may lead to mismatches in fair value measurement or in the underlying risk dynamics.

No significant hedge ineffectiveness is expected in the Strategic Hedge program, as we have secured up to 60% of the monthly forecasted sales (ex-streaming) for the year 2026 for Nexa Peru. This provides a considerable margin of error in the forecasted volumes for 2026. However, for the Book Hedge program, some ineffectiveness may occur because for certain QPs in some delivery months, we secure 100% of the monthly forecasted purchases/sales. Any ineffective portion is recognized immediately in the income statement.

	Reserve in OCI	Reclassified from OCI to P&L	Ineffectiveness in Other income and expenses
Cash flow hedge accounting
Concentrate sales	(6,481)	-	-
Mismatches of quotational periods	1,331	(2,005)	201
	(5,150)	(2,005)	201

(ii)	Derivative financial instruments designated as fair value hedge

Derivatives that are designated for hedge accounting recognition are qualified as fair value hedges when they are related to assets or liabilities already recognized in the consolidated balance sheet.

Changes in the fair values of derivatives that are designated and qualify as fair value hedges and changes in the fair value of the hedged item are recorded in the income statement in the same period.

Currently, the Company does not have any derivatives designated as fair value hedge.

(iii)	Derivatives financial instruments not designated as hedge accounting

Changes in the fair value of derivative financial instruments not designated as hedge accounting are recognized in the income statement in the line affected by the related transaction.

(iv)	Energy forward contracts

The Company, through its energy subsidiaries, is an energy self-producer and authorized to sell energy both in the free and regulated markets as Energy Traders. A portion of these transactions involve contracts for delivery of energy for internal use to meet production demands and are not therefore classified as financial instruments.

Another portion of these transactions consists of sales of energy not used in production process. These transactions take place in an active market and meet the definition of financial instruments, because they are settled in energy and readily convertible into cash. Such contracts are recorded as derivatives and are recognized in the Company's balance sheet at fair value on the date the derivative is entered and subsequently revalued at their fair values at the reporting date. The fair value recognition and realization of these financial instruments are recorded under “Other income and expenses, net”.

The fair values of these derivatives are estimated partly based on price quotes in active markets, as long as such market data exists, and partly through the use of valuation techniques, which consider: (i) prices established in the purchase and sale operations; (ii) the risk margin on the supply; and (iii) the projected market price during the period of availability. Whenever the fair value upon initial recognition for these contracts differs from the transaction price, a loss or gain on the fair value is recognized in the profit or loss for the year. The transactions carried out by the company Pollarix S.A. and Nexa Energy Comercializadora de Energia Ltda in the Free Contracting Environment (“ACL”) resulted in a gain from the sale of surplus energy, which was recognized at its fair value on the transaction date.

(v)	Offtake agreement

On January 25, 2022, the Company signed an offtake agreement with an international offtaker (the “Offtaker”) a subsidiary of a BBB rated company, in which it agreed to sell 100% of the copper concentrate to be produced by Aripuanã for a 5-year period up to a total of 30,810 tons, at the lower of current spot market prices or a price cap. in July 2023, the contract was amended, including provisions for additional deliveries and time extension until Nexa fulfills the delivery of the originally agreed-upon volumes. The transaction price is the lower of current market prices or a price cap, from the most updated schedule of copper concentrates deliveries. The Company began deliveries of copper concentrates in June 2023.

The offtake agreement resulted from negotiations with the Offtaker to sell the copper concentrate in lieu of paying future royalties related to the previous acquisition of the Aripuanã project mining rights from the Offtaker. The amount of USD 46,100, representing the fair value of the agreement at its inception date, was recognized as an intangible asset and is being amortized over the life of the mine according to the Units of Production (“UoP”) method.

Additionally, the Company opted to voluntarily and irrevocably designate the entire offtake agreement at fair value through profit and loss within the scope of IFRS 9, rather than separate the value of the embedded derivative associated with the price cap, recognizing a non-cash accumulated loss of USD 49,254 as of December 31, 2025 (gain as of December 31, 2024: USD 3,347), due mainly to significant variation in the copper price projection, as disclosed in Note 9.

(a)	Composition

				2025
	Derivatives financial instruments	Offtake agreement measured at FVTPL	Energy forward contracts at FVTPL (i)	Total
Current assets	16,554	-	2,089	18,643
Non-current assets	18,124	-	-	18,124
	34,678	-	2,089	36,767

Current liabilities	(11,646)	(20,587)	-	(32,233)
Non-current liabilities	(20,691)	(43,322)	(7,647)	(71,660)
	(32,337)	(63,909)	(7,647)	(103,893)
Other financial instruments, net	2,341	(63,909)	(5,558)	(67,126)

				2024
	Derivatives financial instruments	Offtake agreement measured at FVTPL	Energy forward contracts at FVTPL	Total
Current assets	5,279	-	-	5,279
Non-current assets	3	-	-	3
	5,282	-	-	5,282

Current liabilities	(3,600)	(2,352)	(2,571)	(8,523)
Non-current liabilities	(198)	(17,314)	(11,099)	(28,611)
	(3,798)	(19,666)	(13,670)	(37,134)
Other financial instruments, net	1,484	(19,666)	(13,670)	(31,852)

(i) On December 31, 2025, due to the current scenario of high energy supply in Brazil, the Company has a projected energy surplus on forward contracts with some suppliers. Consequently, the Company recognized the fair value arising from the mark-to-market of current purchase until 2026, which resulted in an income in the amount of USD 9,608. This amount was accounted for as an income within “Other income and expenses, net” (Note 9) and will vary according to the market’s energy prices.

(b)	Derivative financial instruments: Fair value by strategy

			2025		2024
Strategy	Per Unit	Notional	Fair value	Notional	Fair value
Concentrate Sales
Silver Zero Cost Collar	Oz	1,651,819	(6,478)	-	-
Gold Zero Cost Collar	Oz	2,067	(3)	-	-
			(6,481)		-
Mismatches of quotational periods
Zinc forward	ton	239,304	1,053	232,717	1,449
			1,053		1,449
Metal sales
Zinc forward	ton	3,249	548	2,584	203
			548		203
Interest rate risk
IPCA vs. CDI	BRL	100,000	(421)	100,000	(168)
CDI vs. USD (i)	BRL	650,000	7,642	-	-
			7,221		(168)

			2,341		1,484

(i) On December 16, 2025, the Company implemented a new gold and silver revenue hedge program using Zero Cost Collar (“ZCC”) derivative instruments as part of its commodity risk management strategy. This was done to reduce the Peru operations' exposure to commodity price risk in 2026 and to protect its margins. The ZCC have monthly maturities until December 2026, in line with the forecast volume percentages provided by the commercial team. A ZCC involves simultaneously buying and selling options to limit exposure to adverse price movements of commodities while capping potential gains within a predefined range.

(ii) On March 28, 2025, NEXA executed a cross-currency swap with a notional amount of USD 112,652 (BRL 650,000 at the transaction date) to hedge the BRL exposure related to Nexa BR debentures issued on April 2, 2024, in the same BRL amount. The swap mirrors the interest and principal payment terms of the debentures, which mature on March 28, 2030, with semi-annual payments. Under the agreement, NEXA pays 6.209% on the USD notional receives CDI + 1.50% p.a. floating on the BRL notional. This instrument is recognized at fair value through profit or loss (FVTPL) under net financial results. Since inception, the Company has recorded increased impacts from changes in BRL exposure on related assets and liabilities, compared to December 2024, as presented in Table A above.

(c)	Derivative financial instruments: Changes in fair value – At the end of each year

						2025
Strategy	Cost of sales	Net revenues	Other income and expenses, net - note 9	Net financial results - note 10	Other comprehensive income	Realized (loss) gain
Concentrate Sales	-	-	-	-	(6,481)	-
Mismatches of quotational periods	(16,807)	6,471	201	-	1,331	8,584
Non-standard price metal sales	-	1,445	-	-	-	(1,132)
Interest rate risk – IPCA vs. CDI	-	-	-	(554)	-	343
Interest rate risk – CDI vs. USD	-	-	-	13,360	-	(6,108)
2025	(16,807)	7,916	201	12,806	(5,150)	1,687

Strategy	Cost of sales	Net revenues	Other income and expenses, net - note 9	Net financial results - note 10	Other comprehensive income	Realized (loss) gain
Concentrate Sales	-	-	-	-	-	-
Mismatches of quotational periods	(33,063)	27,514	746	-	(872)	10,299
Non-standard price metal sales	-	3,626	-	-	-	(4,449)
Interest rate risk – IPCA vs. CDI	-	-	-	135	-	148
Interest rate risk – CDI vs. EUR	-	-	-	1,236	-	(1,236)
2024	(33,063)	31,140	746	1,371	(872)	4,762

(d)	Energy forward contracts

			Notional	Notional
	2025	2024	2025	2024
Balance at the beginning of the year	(13,670)	(16,064)	747,498	688,877
Changes in fair value	9,608	81	-	-
Foreign exchanges effects	(1,496)	2,313	-	-
Energy forward contracts (Megawatts)	-	-	(95,314)	58,621
Balance at the end of year	(5,558)	(13,670)	652,184	747,498

(e)	Offtake agreement measured at FVTPL: Changes in fair value

			Notional (tons)	Notional (tons)
	2025	2024	2025	2024
Balance at the beginning of the year	(19,666)	(19,565)	22,288	27,562
Changes in fair value (i)	(49,254)	(3,347)	-	-
Deliveries of copper concentrates (ii)	-	-	(3,626)	(5,274)
Price cap realized (iii)	5,011	3,246	-	-
Balance at the end of year	(63,909)	(19,666)	18,662	22,288

(i) Changes in fair value increased for future deliveries, due to a higher forward copper price in the long term.

(ii) Since June 2023, the Company is delivering copper concentrates under an offtake agreement with an offtaker signed in January 2022 (amended in July 2023) to sell 100% of the copper concentrate produced by Aripuanã for 5 years or until NEXA fulfills the delivery of the specified agreed volume. The Company estimates that the full committed copper volumes will be delivered until the end of 2028. The transaction price agreed with the offtaker is below current market prices due to a price cap established in this agreement.

(iii) During 2025, copper prices exceeded the price cap, leading to a reduction in the financial instrument liability associated with these sales transactions. Revenue was recognized based on the fair value of the instruments.